Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 05, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices on Timing of Equity Awards
We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives.
Consistent with our practices for new hires and appointments, on August 5, 2024, the Compensation Committee approved initial equity awards to Francis Sarena, whose employment as our Chief Operating Officer commenced on that same date, as part of the standard onboarding compensation package for a new executive. Mr. Sarena received an option to purchase 350,000 shares of common stock at an exercise price of $8.39 per share, vesting over four years, and 50,000 RSUs, vesting over three years, both subject to continued service.
The grant date for Mr. Sarena’s awards coincided with the filing date of our Quarterly Report on Form
10-Q
for the quarter ended June 30, 2024 and a Form
8-K
announcing the appointment of a new director and certain director committee appointments, and was two days prior to the filing date of our Current Report on Form
8-K
disclosing Mr. Sarena’s appointment and compensation package. The Compensation Committee determined this timing arose from the application of our standard onboarding grant process following the individual’s hiring and was coincidental, not coordinated with the release of material nonpublic information. The following information regarding Mr. Sarena’s stock option grant is provided in accordance with SEC rules:

Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value
Percentage Change in Closing Market
Price of the Securities Underlying the
Award Between the Trading Day
Ending Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following the
Disclosure of Material

Nonpublic Information
(1)

Francis Sarena	8/5/2024	350,000	$8.39	$2,191,175	10.9	%, (0.6)%

(1)
The Company filed a quarterly report on Form
10-Q
and a current report on Form
8-K
on August 5, 2024, and one current report on Form
8-K
on August 7, 2024. The percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information for each of these dates was 10.9% and (0.6)%, respectively.

During 2024, the Compensation Committee did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The grant date for Mr. Sarena’s awards coincided with the filing date of our Quarterly Report on Form
10-Q
for the quarter ended June 30, 2024 and a Form
8-K
announcing the appointment of a new director and certain director committee appointments, and was two days prior to the filing date of our Current Report on Form
8-K
disclosing Mr. Sarena’s appointment and compensation package.
MNPI Disclosure Timed for Compensation Value	false
Francis Sarena [Member]
Awards Close in Time to MNPI Disclosures
Name		Francis Sarena
Underlying Securities | shares		350,000
Exercise Price | $ / shares		$ 8.39
Fair Value as of Grant Date | $		$ 2,191,175
Underlying Security Market Price Change		10.9